Condensed Consolidated Statements of Changes in Shareholders’ Deficit (Unaudited) (Parentheticals) - Class B Ordinary Shares - shares	5 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Forfeited shares	999,900
Over Allotment Option
Forfeited shares	999,900	999,900